UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94106=5


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  2/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      186,366
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs              COM            002824100      692   12,300 SH       SOLE                 12,300      0    0
American Tower Corp      COM            029912201    5,519   91,970 SH       SOLE                 91,970      0    0
Apple Computer           COM            037833100   12,238   30,218 SH       SOLE                 30,218      0    0
Arch Capital             ORD            G0450A105   10,341  277,759 SH       SOLE                277,759      0    0
BERKSHIRE HATHAWAY I     CL B           084670702   13,809  180,977 SH       SOLE                180,977      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108    6,024  429,956 SH       SOLE                429,956      0    0
Chevrontexaco Corp       COM            166764100      391    3,671 SH       SOLE                  3,671      0    0
Crown Castle Intl Cor    COM            228227104      228    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc       COM            228368106   12,493  372,036 SH       SOLE                372,036      0    0
Enstar Group             COM            29358R107      845    8,600 SH       SOLE                  8,600      0    0
Exxon Mobil Corp         COM            30231G102    1,549   18,281 SH       SOLE                 18,281      0    0
Goldman Sachs Group      COM            38141G104    4,366   48,275 SH       SOLE                 48,275      0    0
Google Inc               COM            38259P508   11,029   17,075 SH       SOLE                 17,075      0    0
Gunther International    COM            40320312         2   10,000 SH       SOLE                 10,000      0    0
International Business   COM            459200101      331    1,798 SH       SOLE                  1,798      0    0
Johnson & Johnson Co     COM            478160104      654    9,976 SH       SOLE                  9,976      0    0
Legacy Reserves Lp       INT LP INT     524707304    6,379  225,875 SH       SOLE                225,875      0    0
Macquarie Infrastruc L   MEMBERSHIP INT 55608B105    4,292  153,550 SH       SOLE                153,550      0    0
Minnesota Mining and     COM            88579Y101      278    3,400 SH       SOLE                  3,400      0    0
Oracle Corp              COM            68389X105    6,240  243,271 SH       SOLE                243,271      0    0
Pepsico Inc              COM            713448108   13,645  205,659 SH       SOLE                205,659      0    0
Plains All American      COM            726503105    7,325   99,730 SH       SOLE                 99,730      0    0
Procter & Gamble Co      COM            742718109    9,857  147,765 SH       SOLE                147,765      0    0
Qualcomm                 COM            747525103    3,433   62,757 SH       SOLE                 62,757      0    0
Republic Services In     COM            760759100    9,806  355,923 SH       SOLE                355,923      0    0
Retail Oppty Ivenstm     COM            76131N101    6,570  554,927 SH       SOLE                554,927      0    0
Sandridge Mississippi    COM            8000TT101      255    8,200 SH       SOLE                  8,200      0    0
Schlumberger             COM            806857108    7,337  107,412 SH       SOLE                107,412      0    0
Tyco Intl. LTD New       SHS            H89128104   12,935  276,930 SH       SOLE                276,930      0    0
Union Pacific Corp       COM            907818108    9,008   85,033 SH       SOLE                 85,033      0    0
Wells Fargo & Co. Ne     COM            949746101    8,495  308,219 SH       SOLE                308,219      0    0


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